Transactions with Related Parties	12 Months Ended
Dec. 31, 2016
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties:

a.	Convertible Promissory Notes:

On March 12, 2015 ("commitment date"), the Company issued an unsecured convertible promissory note of $4,000 to Jelco for general corporate purposes. The convertible note is repayable in ten consecutive semi-annual installments of $200, along with a balloon installment of $2,000 payable on the final maturity date, March 19, 2020. The note bears interest of Libor plus a margin with quarterly interest payments. At Jelco's option, the outstanding principal amount under the convertible note may be paid at any time in common shares at a conversion price of $0.90 per share. The Company has the right to defer up to three consecutive installments to the final maturity date.

The Company accounted for the issuance of the convertible promissory note in accordance with the beneficial conversion features (“BCF”) guidance of ASC 470-20. The intrinsic value of the BCF was determined as the number of shares converted from the convertible note times the positive difference between the fair value of the stock on the commitment date and the contractual conversion price. Since the intrinsic value of the BCF at the commitment date was greater than the proceeds allocated to the convertible instrument, the amount of the discount assigned to the BCF was limited to the amount of the proceeds allocated to the convertible instrument. As of December 31, 2015, the Company had paid the first installment, with the entire payment recorded as a reduction to Additional paid-in capital. As of December 31, 2016, the Company has deferred the installments due for payment on March 19, 2016 and September 19, 2016 to the final maturity date. The gain or loss on the extinguishment of the convertible debt instrument is the difference between the carrying amount and the consideration allocated to the debt instrument. The partial extinguishment of debt as a result of the payment is shown as a gain on extinguishment and is included under interest and finance costs – related party.

The debt movement is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2014	-	-	-	-
Additions	4,000	(4,000)	-	-
Amortization (Note 12)	-	-	303	303
Partial extinguishment of debt	-	-	(200)	(200)
Balance, December 31, 2015	4,000	(4,000)	103	103
Amortization (Note 12)	-	-	322	322
Balance, December 31, 2016	4,000	(4,000)	425	425

The equity movement is presented below:

Additional paid-in capital
Balance, December 31, 2014	-
Intrinsic value of BCF	4,000
Consideration allocated to repurchase BCF	(200)
Balance, December 31, 2015	3,800
Balance, December 31, 2016	3,800

On September 7, 2015 ("commitment date"), the Company issued an unsecured revolving convertible promissory note of up to $6,765 (the "Applicable Limit") to Jelco for general corporate purposes. The revolving convertible promissory note has a tenor of up to five years after the first drawdown and the Applicable Limit will be reduced by $1,000 each year after the second year following the first drawdown. The note bears interest of Libor plus a margin with quarterly interest payments. At Jelco's option, the Company's obligation to repay the principal amount under the revolving convertible note may be paid in common shares at a conversion price of $0.90 (as adjusted for the reverse stock split discussed in Note 1 above according to the terms of the convertible note) per share. The unsecured revolving convertible promissory note has been amended seven times, increasing the maximum principal amount available to be drawn to $21,165, while also increasing the amount by which the Applicable Limit will be reduced to $3,100. The Company has drawn down the entire $21,165 as of December 31, 2016.

The Company accounted for the issuance of the revolving convertible promissory note in accordance with the BCF guidance of ASC 470-20. The intrinsic value of the BCF was determined as the number of shares converted from the convertible note times the positive difference between the fair value of the stock on the commitment date and the contractual conversion price. Since the intrinsic value of the BCF at the commitment date was greater than the proceeds allocated to the convertible instrument, the amount of the discount assigned to the BCF was limited to the amount of the proceeds allocated to the convertible instrument.

The debt movement is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2014	-	-	-	-
Additions	11,765	(11,765)	-	-
Amortization (Note 12)	-	-	31	31
Balance, December 31, 2015	11,765	(11,765)	31	31
Additions	9,400	(9,400)	-	-
Amortization (Note 12)	-	-	841	841
Balance, December 31, 2016	21,165	(21,165)	872	872

The equity movement is presented below:

Additional paid-in capital
Balance, December 31, 2014	-
Intrinsic value of BCF	11,765
Balance, December 31, 2015	11,765
Intrinsic value of BCF	9,400
Balance, December 31, 2016	21,165

b.	Loan Agreement:

On October 4, 2016, the Company entered into a $4,150 loan facility with Jelco to finance the initial deposits for the vessels M/V Lordship and the M/V Knightship. On November 17, 2016 and November 28, 2016, the Company entered into amendments to this facility, which, among other things, increased the aggregate amount that may be borrowed under the facility to up to $12,800 (to partially finance the remaining payment for the M/V Lordship and the M/V Knightship) and extended the maturity date to the earlier of (i) February 28, 2018 and (ii) the date falling 14 months from the final drawdown date. The maturity date may be extended, at the Company’s option, to the earlier of (i) February 28, 2019 and (ii) the date falling 26 months from the final drawdown date. The facility bears interest at LIBOR plus a margin and is repayable in one bullet payment together with accrued interest thereon to the maturity date. The margin may be decreased by 2% upon a $5,000 prepayment by the Company or increased by 1.5% if the maturity date is extended in accordance with the terms of the facility. The facility further provides that the Company is required to prepay Jelco (i) in the event of a public offering by the Company of Seanergy Maritime Holdings Corp’s securities, an amount equal to 25 percent of the net offering proceeds and (ii) $1,900 upon the delivery of the M/V Knightship. Seanergy Maritime Holdings Corp. is the borrower under this facility. The facility is secured by second priority mortgages and general assignments covering earnings, insurances and requisition compensation on the M/V Lordship and the M/V Knightship, and the vessel owning subsidiaries that own the M/V Lordship and the M/V Knightship have provided a guarantee to Jelco for Seanergy Maritime Holdings Corp.’s obligations under this facility. On December 14, 2016, following the delivery of M/V Knightship on December 13, 2016, the company prepaid Jelco $1,900 in accordance with the facility provisions. Additionally, on December 14, 2016, following the completion of the Company’s public offering of 10,000,000 of its common shares on December 13, 2016 (Note 11), the company prepaid Jelco $5,000 in accordance with the facility provisions. The $5,000 comprised of (i) $3,430 mandatory prepayment as per the 25 percent of the then estimated net offering proceeds provision described above and (ii) $1,570 voluntary prepayment. As a result of the $5,000 prepayment, the margin was reduced by 2% to 7%. The balance sheet amount is shown net of deferred financing costs.

On March 28, 2017, the Company entered into a secured loan agreement with Jelco, or the Jelco Backstop Facility, for an amount of up to $47,500 (Note 15).

c.	Release from Related Parties Liabilities:

On March 5, 2014, the Company entered into an agreement with Enterprises Shipping and Trading SA ("EST") and Safbulk Pty Ltd ("Safbulk Pty"), both affiliates, in exchange of a full and complete release of all their claims upon the completion of the delivery of the then last four remaining vessels and settlement agreement with its then remaining lender.  The transaction was completed successfully on March 11, 2014 and total liabilities amounting to approximately $9,819 were released and recorded in additional paid-in capital.

d.	Technical Management Agreement:

A management agreement had been signed between the Company and EST for the provision of technical management services relating to certain vessels previously owned by Seanergy. The fixed daily fee per vessel for the year ended December 31, 2014 was $0.45. The technical management agreement was automatically terminated with the sale of Seanergy's fleet in March 2014 and EST has released the Company from all its claims relating thereto.

The related expense for the years ended December 31, 2016, 2015 and 2014, amounted to $NIL, $NIL and $122, respectively, and is included under management fees - related party.

e.	Brokerage Agreement:

Under the terms of the brokerage agreements, Safbulk Pty and Safbulk Maritime S.A., both affiliates, together referred to as "Safbulk," provided commercial brokerage services for certain vessels previously owned under the Company's fleet in accordance with the instructions of Seanergy Management. Safbulk was entitled to receive a commission of 1.25% calculated on the collected gross hire/freight/demurrage payable when such amounts were collected. The brokerage agreements were automatically terminated with the sale of Seanergy's fleet in March 2014 and Safbulk has released the Company from all its claims relating thereto.

The fees charged by Safbulk amounted to $NIL, $NIL and $24 for the years ended December 31, 2016, 2015 and 2014, respectively, and are separately reflected as voyage expenses — related party.

f.	Property Lease Agreement:

Until March 15, 2015, the Company's executive offices were at premises leased from Waterfront S.A., a company affiliated with a member of the Restis family. On March 16, 2015, the Company relocated its executive offices to premises owned by an unaffiliated third party.

The rent charged by Waterfront S.A. for the years ended December 31, 2016, 2015 and 2014, amounted to $NIL, $70 and $309, respectively, and is included under general and administration expenses - related party.